Debt	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Debt	Debt
Debt consisted of the following:

	September 30,
(in thousands)	2025	2024
Multi-currency revolving credit facility due in 2030	$—	$—
Receivables securitization facility due in 2028	—	—
Term loan due in 2027	799,043	—
Money market facility due in 2027	—	—
Working capital credit facility due in 2026	—	—
$500,000, 3.250% senior notes due 2025	—	499,738
$750,000, 3.450% senior notes due 2027	748,150	747,308
$500,000, 4.625% senior notes due 2027	497,309	—
€500,000, 2.875% senior notes due 2028	583,903	—
$600,000, 4.850% senior notes due 2029	596,603	—
$500,000, 2.800% senior notes due 2030	497,174	496,564
$1,000,000, 2.700% senior notes due 2031	993,838	992,718
€500,000, 3.625% senior notes due 2032	581,685	—
$500,000, 5.125% senior notes due 2034	495,104	494,514
$700,000, 5.150% senior notes due 2035	694,909	—
$500,000, 4.250% senior notes due 2045	495,792	495,574
$500,000, 4.300% senior notes due 2047	494,088	493,821
Alliance Healthcare debt	1,424	286
Nonrecourse debt	181,751	167,553
Total debt	7,660,773	4,388,076
Less current portion of senior notes	—	499,738
Less Alliance Healthcare current portion	1,424	286
Less nonrecourse current portion	116,361	76,307
Long-term debt	$7,542,988	$3,811,745
Multi-Currency Revolving Credit Facility
The Company had a $2.4 billion multi-currency senior unsecured revolving credit facility (“Multi-Currency Revolving Credit Facility”) with a syndicate of lenders, which was scheduled to expire in October 2029. In June 2025, the Company amended and restated the Multi-Currency Revolving Credit Facility to extend the expiration to June 2030 and increase the aggregate amount of the commitments under this facility to $4.5 billion. Interest on borrowings under the Multi-Currency Revolving Credit Facility accrues at specified rates based upon the Company’s debt rating. The Company pays facility fees to maintain the availability under the Multi-Currency Revolving Credit Facility at specified rates based on its debt rating. The Company may choose to repay or reduce its commitments under the Multi-Currency Revolving Credit Facility at any time. The Multi-Currency Revolving Credit Facility contains covenants, including compliance with a financial leverage ratio test, as well as others that impose limitations on, among other things, indebtedness of subsidiaries and asset sales, with which the Company was compliant as of September 30, 2025. There were no borrowings outstanding under the Multi-Currency Revolving Credit Facility as of September 30, 2025 and 2024.
Commercial Paper Program
The Company had a $3.4 billion commercial paper program. In September 2025, the Company increased its commercial paper program to $4.5 billion. The commercial paper program does not increase the Company’s borrowing capacity, and it is fully backed by its Multi-Currency Revolving Credit Facility. The Company may, from time to time, issue short-term promissory notes in an aggregate amount of up to $4.5 billion at any one time. Amounts available under the program may be borrowed, repaid, and re-borrowed from time to time. The maturities on the notes will vary but may not exceed 365 days from the date of issuance. The notes will bear interest, if interest bearing, or will be sold at a discount from their face amounts. There were no borrowings outstanding under the commercial paper program as of September 30, 2025 and 2024.
364-Day Revolving Credit Facility
In November 2024, the Company entered into an agreement pursuant to which it obtained a $1.0 billion senior unsecured revolving credit facility (the “364-Day Revolving Credit Facility”) with a syndicate of lenders, which was scheduled to expire 364 days after the January 2, 2025 closing of the RCA acquisition, the date on which borrowings under this facility became available to the Company. In June 2025, in conjunction with the amendment to the Multi-Currency Revolving Credit Facility, the Company terminated the 364-Day Revolving Credit Facility.
Receivables Securitization Facility
The Company had a $1.45 billion receivables securitization facility (“Receivables Securitization Facility”), which was scheduled to expire in October 2027. In June 2025, the Company amended the Receivables Securitization Facility to extend the expiration to June 2028, increase the size of the facility to $1.5 billion, and increase its accordion feature to $500 million from $250 million. This accordion feature allows the Company to increase the commitment on the Receivables Securitization Facility up to $500 million, subject to lender approval. Interest rates are based on prevailing market rates for short-term commercial paper or 30-day Term SOFR, plus a program fee. The Company pays a customary unused fee at prevailing market rates, monthly, to maintain the availability under the Receivables Securitization Facility. The Receivables Securitization Facility contains similar covenants to the Multi-Currency Revolving Credit Facility, with which the Company was compliant as of September 30, 2025. There were no borrowings outstanding under the Receivables Securitization Facility as of September 30, 2025 and 2024.
In connection with the Receivables Securitization Facility, AmerisourceBergen Drug Corporation and a specialty distribution subsidiary sell on a revolving basis certain accounts receivable to Amerisource Receivables Financial Corporation, a wholly-owned special purpose entity, which in turn sells a percentage ownership interest in the receivables to financial institutions and commercial paper conduits sponsored by financial institutions. AmerisourceBergen Drug Corporation is the servicer of the accounts receivable under the Receivables Securitization Facility. As sold receivables are collected, additional receivables may be sold up to the maximum amount available under the facility. The Company uses the facility as a financing vehicle because it generally offers an attractive interest rate relative to other financing sources. The Company securitizes its trade accounts, which are generally non-interest bearing, in transactions that are accounted for as borrowings.
Money Market Facility
The Company has an uncommitted, unsecured line of credit available to it pursuant to a money market credit agreement (“Money Market Facility”). In September 2025, the Company entered into an amendment to the Money Market Facility pursuant to which it may request short-term unsecured revolving credit loans in a principal amount not to exceed $500 million on or after April 1 and before December 1 of any year and increases to $750 million on or after December 1 and before March 31 of any year. The Money Market Facility may be decreased or terminated by the bank or the Company at any time without prior notice. There were no borrowings outstanding under the Money Market Facility as September 30, 2025 and 2024.
Working Capital Credit Facility
In July 2025, the Company entered into an uncommitted, unsecured line of credit to support its working capital needs (“Working Capital Credit Facility”). The Working Capital Credit Facility provides the Company with the ability to request short-term, unsecured revolving credit loans from time to time in a principal amount not to exceed $500 million. The Working Capital Credit Facility expires in July 2026 and may be decreased or terminated by the bank or the Company at any time without prior notice. There were no borrowings outstanding under the Working Capital Credit Facility as of September 30, 2025.
Term Loan
In January 2025, the Company borrowed $1.5 billion on a variable-rate term loan (“Term Loan”) that was scheduled to mature in December 2027. In September 2025, the Company amended the Term Loan to shorten the maturity to October 2027. The Term Loan was used to finance a portion of the acquisition of RCA (see Note 2). The Term Loan bears interest at a rate equal to either an adjusted SOFR plus an applicable margin or an alternate base rate plus an applicable margin. The margins are based on the Company’s public debt ratings. The Term Loan contains similar covenants to the Multi-Currency Revolving Credit Facility. The Company has the right to prepay the borrowings under the Term Loan at any time, in whole or in part and without premium or penalty. Through September 30, 2025, the Company elected to make early principal payments of $700 million on the Term Loan.
Senior Notes
In December 2024, the Company issued $500 million of 4.625% senior notes due in December 2027 (the “2027 Notes”), $600 million of 4.850% senior notes due in December 2029 (the “2029 Notes”), and $700 million of 5.150% senior notes due in February 2035 (the “2035 Notes”). The 2027 Notes were sold at 99.815% of the principal amount with an effective yield of 4.634%. The 2029 Notes were sold at 99.968% of the principal amount with an effective yield of 4.852%. The 2035 Notes were sold at 99.945% of the principal amount with an effective yield of 5.153%. Interest on the 2027 Notes and the 2029 Notes is payable semi-annually in arrears on June 15 and December 15, which began on June 15, 2025. Interest on the 2035 Notes is payable semi-annually in arrears on February 15 and August 15, which began on February 15, 2025. The Company used the proceeds from the 2027 Notes, the 2029 Notes, and the 2035 Notes to finance a portion of the acquisition of RCA.
In May 2025, the Company issued €500 million of 2.875% senior notes due in May 2028 (the “2028 Notes”) and €500 million of 3.625% senior notes due in May 2032 (the “2032 Notes”). The 2028 Notes were sold at 99.960% of the principal amount with an effective yield of 2.876%. The 2032 Notes were sold at 99.757% of the principal amount with an effective yield of 3.634%. Interest on the 2028 Notes and the 2032 Notes is payable annually in arrears beginning on May 22, 2026. The Company used the proceeds from the 2028 Notes and the 2032 Notes for general corporate purposes.
The senior notes discussed above and also illustrated in the above debt table are collectively referred to as the “Notes.” Interest on the Notes is payable semiannually in arrears, with the exception of the 2028 Notes and the 2032 Notes, which are paid annually in arrears. Most of the Notes were sold at small discounts to the principal amounts and, therefore, have effective yields that are greater than the stated interest rates in the table above. Costs incurred in connection with the issuance of the Notes were deferred and are being amortized over the terms of the Notes. The indentures governing the Notes contain restrictions and covenants, which include limitations on additional indebtedness; distributions to stockholders; the repurchase of stock and the making of other restricted payments; issuance of preferred stock; creation of certain liens; transactions with subsidiaries and other affiliates; and certain corporate acts such as mergers, consolidations, and the sale of substantially all assets. An additional covenant requires compliance with a financial leverage ratio test. The Company was compliant with all covenants as of September 30, 2025.
In March 2025, the Company’s $500 million of 3.250% senior notes matured and was repaid.
Alliance Healthcare Debt
Alliance Healthcare debt is comprised of uncommitted revolving credit facilities in various currencies with various rates. These facilities are used to fund its working capital needs.
Nonrecourse Debt
Nonrecourse debt is comprised of short-term and long-term debt belonging to the Brazil subsidiaries and is repaid solely from the Brazil subsidiaries’ cash flows and such debt agreements provide that the repayment of the loans (and interest thereon) is secured solely by the capital stock, physical assets, contracts, and cash flows of the Brazil subsidiaries.
Other Information
Scheduled future principal payments of debt are $115.2 million in fiscal 2026, $24.9 million in fiscal 2027, $2.7 billion in fiscal 2028, $8.7 million in fiscal 2029, $1.1 billion in fiscal 2030, and $3.8 billion thereafter.
Interest paid on the above indebtedness during fiscal 2025, 2024, and 2023 was $356.5 million, $250.1 million, and $271.3 million, respectively.
Total amortization of financing fees and the accretion of original issue discounts, which are recorded as components of Interest Expense, Net on the Consolidated Statements of Operations, were $10.2 million, $7.2 million, and $8.5 million, for fiscal 2025, 2024, and 2023, respectively.